Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Disclosure detailed information about selling expense [Text Block]
This item is made up of as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Concentrate freight	126,670	131,528	122,431
Commissions	6,048	6,029	5,989
Cathode freight	1,831	1,665	2,148
Other	2,459	2,447	823

	137,008	141,669	131,391